SCHEDULE OF RECONCILIATION OF INCOME TAXES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
(Loss) before income tax - Cayman Island and BVI entities	$ (6,293,726)	$ (2,805)
Income (loss) before income tax - Hong Kong entity	(806,633)	1,340,699	1,386,904
Tax expenses at the Cayman Islands statutory income tax rate
Tax effect of rate differences in various jurisdictions	(133,095)	220,752	228,839
Tax effect of provision for expected credit loss	114,945	(3,716)	32,895
Tax effect of depreciation allowance	34,595	(61,541)	(107,177)
Tax effect of non-deductible expenditure	29,009	44,073
Tax effect of taxable temporary difference	(143,400)	68,580	87,010
Tax reduction allowed by Hong Kong government	(21,345)	(21,539)	(21,923)
Income tax expense (recovery)	$ (119,291)	$ 246,609	$ 219,644